Stockholders' Equity (Details) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Text Block [Abstract]
Common stock authorized for issuance		100,000,000	100,000,000	100,000,000
Par value of common stock		$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized for issuance	10,000,000	10,000,000	10,000,000	10,000,000
Par value of preferred stock	$ 0.001	$ 0.001	$ 0.001	$ 0.001